CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares Common Class A CNY (¥) shares	Ordinary shares Common Class B CNY (¥) shares	Treasury stock CNY (¥)	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income/ (loss) CNY (¥)	Noncontrolling Interest CNY (¥)
Balance at Dec. 31, 2015	¥ 3,644,012		¥ 139	¥ 100	¥ (890)	¥ 2,885,358	¥ 17,560	¥ 659,947	¥ 68,176	¥ 13,622
Balance (in shares) at Dec. 31, 2015 | shares			87,829,756	58,804,840
Net income/(loss)	150,182		¥ 0	¥ 0	0	0	0	142,224	0	7,958
Share-based compensation	34,673		0	0	0	34,673	0	0	0	0
Exercises of share options	2,403		¥ 5	0	0	2,398	0	0	0	0
Exercises of share options (in shares) | shares			3,071,690
Net change in unrealized gain (loss) on investment security	(68,309)		¥ 0	0	0	0	0	0	(68,309)	0
Reclassification of unrealized loss into the statement of income	114,789		0	0	0	0	0	0	114,789	0
Appropriations to statutory reserves	0		0	0	0	0	20,246	(20,246)	0	0
Disposal of a majority owned subsidiary	(22,222)		0	0	0	0	0	0	0	(22,222)
Cancellation of treasury shares	0		0	0	890	(890)	0	0	0	0
Foreign currency translation adjustments, net of nil tax	31,604		0	0	0	0	0	0	30,962	642
Balance at Dec. 31, 2016	3,887,132		¥ 144	¥ 100	0	2,921,539	37,806	781,925	145,618	0
Balance (in shares) at Dec. 31, 2016 | shares			90,901,446	58,804,840
Net income/(loss)	(36,978)		¥ 0	¥ 0	0	0	0	(36,978)	0	0
Conversion of Class B ordinary shares to Class A ordinary shares	0		¥ 3	¥ (3)	0	0	0	0	0	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares) | shares			1,912,642	(1,912,642)
Share-based compensation	19,390		¥ 0	¥ 0	0	19,390	0	0	0	0
Exercises of share options	1,362		¥ 0	¥ 0	0	1,362	0	0	0	0
Exercises of share options (in shares) | shares			178,395	0
Net change in unrealized gain (loss) on investment security	14,411		¥ 0	¥ 0	0	0	0	0	14,411	0
Reclassification of unrealized loss into the statement of income	0
Appropriations to statutory reserves	0		0	0	0	0	4,767	(4,767)	0	0
Acquisition of redeemable non-controlling interests	10,718		0	0	0	10,718	0	0	0	0
Foreign currency translation adjustments, net of nil tax	(20,808)		0	0	0	0	0	0	(20,808)	0
Balance at Dec. 31, 2017	3,875,227		¥ 147	¥ 97	0	2,953,009	42,573	740,180	139,221	0
Balance (in shares) at Dec. 31, 2017 | shares			92,992,483	56,892,198
Cumulative effect of accounting change	0		¥ 0	¥ 0	0	0	0	16,599	(16,599)	0
Net income/(loss)	117,501	$ 17,092	0	0	0	0	0	117,229	0	272
Conversion of Class B ordinary shares to Class A ordinary shares	0		¥ 10	¥ (10)	0	0	0	0	0	0
Conversion of Class B ordinary shares to Class A ordinary shares (in shares) | shares			6,000,000	(6,000,000)
Share-based compensation	13,218		¥ 0	¥ 0	0	13,218	0	0	0	0
Exercises of share options	1,163		¥ 0	0	0	1,163	0	0	0	0
Exercises of share options (in shares) | shares			255,208
Repurchase of ordinary shares	(402,133)		¥ 0	0	(402,133)	0	0	0	0	0
Repurchase of ordinary shares (in shares) | shares			(26,060,436)
Net change in unrealized gain (loss) on investment security	0	0
Reclassification of unrealized loss into the statement of income	(16,599)	(2,414)
Appropriations to statutory reserves	0		¥ 0	0	0		1,663	(1,663)	0	0
Disposal of a majority owned subsidiary	(272)		0	0	0	0	0	0	0	(272)
Foreign currency translation adjustments, net of nil tax	66,429	9,662	0	0	0	0	0	0	66,429	0
Balance at Dec. 31, 2018	¥ 3,671,133	$ 533,943	¥ 157	¥ 87	¥ (402,133)	¥ 2,967,390	¥ 44,236	¥ 872,345	¥ 189,051	¥ 0
Balance (in shares) at Dec. 31, 2018 | shares			73,187,255	50,892,198